DEBT (Details Narrative)			12 Months Ended
	Dec. 12, 2016 USD ($)	Jul. 29, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of derivative liabilities			$ (1,577,896)
Purchase of research and development lab equipment			$ 240,473
Placement Agent [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Description of debt instrument, convertible terms			Common stock, equal to 10% percent of the number of shares issued in the conversion of the Notes.
Exercisable period			10 years
Warrants to purchase shares of the common stock issued | shares			4,880,655
Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Debt, face amount		$ 3,038,256
Placement agent fees and expenses		385,337
Legal fees		122,512
Loan issuance fees, net		$ 507,849
Description of debt maturity period		Maturity date of 12 months from the date of issuance.
Debt instrument, stated percentage		12.00%
Frequency of payment		Monthly
Description of debt instrument, convertible terms

The Notes would convert at a valuation per share equal to 50% of the price per share of securities sold in that financing transaction. In addition, in the event of a sale of the Company during the term of the Notes, noteholders would have been entitled to receive 1.5x of the principal amount of the Notes plus accrued interest, paid in either cash or securities of acquiring entity at the acquiring entity’s discretion.

Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member] | Over-Allotment Option [Member]
Debt Instrument [Line Items]
Debt, face amount		$ 38,256
Warrant Tender Offer [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of notes converted	48,806,545
Loan issuace fees	$ 84,642		$ 423,207
Incurred interest expense			136,722
Interest expense paid in cash			124,569
Conversion of accrued interest expense			12,153
Debt instrument beneficial conversion feature			$ 4,253,558
Equipment Lease Financing [Member]
Debt Instrument [Line Items]
Purchase of research and development lab equipment				506,944
Security deposit				$ 101,389
Description of lessee leasing arrangements, capital leases

The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% per month for the final 12 months of the initial term.